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                                  ROPES & GRAY
                            ONE INTERNATIONAL PLACE
                             BOSTON, MA 02110-2624
                             PHONE: (617) 951-7000
                               FAX: (617) 951-7050

                   WRITER'S DIRECT DIAL NUMBER: (617) 951-7516
                 WRITER'S E-MAIL ADDRESS: RCHANDA@ROPESGRAY.COM



                                 August 6, 2001



ELECTRONIC SUBMISSION -- VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      Barr Rosenberg Series Trust (the "Trust");
                  (File Nos. 33-21677 and 811-5547);
                  Rule 497(j) Filing

Ladies and Gentlemen:

         This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"). I hereby certify on behalf of the Trust that the form of Prospectus and Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 39 to its Registration Statement on Form N-1A, which was filed by electronic transmission on July 30, 2001.

         If you have any questions regarding this filing, please do not hesitate to contact me at the above number or, in my absence, John McGinty (ext. 7569) of this office.

                                                     Very truly yours,

                                                     RAJIB CHANDA

                                                     Rajib Chanda



cc:      Sara Ronan
         J.B. Kittredge, Jr., Esq.
         John B. McGinty, Jr. Esq.